Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,916	$ 3,823	$ 14,124	$ 15,054